Annual Fund Operating Expenses	Feb. 25, 2026
T. Rowe Price Emerging Markets Bond Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.95%	[1]
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.95%	[1]
T. Rowe Price Emerging Markets Bond Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%	[2]
Expenses (as a percentage of Assets)	0.67%	[1]
Fee Waiver or Reimbursement	(0.03%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.64%	[1],[2]
T. Rowe Price Emerging Markets Bond Fund - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	2.08%
Expenses (as a percentage of Assets)	2.97%	[1]
Fee Waiver or Reimbursement	(1.82%)	[1],[3]
Net Expenses (as a percentage of Assets)	1.15%	[1],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
T. Rowe Price Emerging Markets Bond Fund - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.66%	[1]
Fee Waiver or Reimbursement	(0.66%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.00%	[1],[4]
T. Rowe Price International Bond Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.25%)	[5]
Net Expenses (as a percentage of Assets)	0.67%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
T. Rowe Price International Bond Fund - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[6]
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.03%)	[6]
Net Expenses (as a percentage of Assets)	0.53%	[6]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
T. Rowe Price International Bond Fund - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%	[7]
Other Expenses (as a percentage of Assets):	0.78%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.42%)	[8]
Net Expenses (as a percentage of Assets)	1.09%	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
T. Rowe Price International Bond Fund - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.54%)	[9]
Net Expenses (as a percentage of Assets)	0.00%	[9]
T. Rowe Price International Bond Fund (USD Hedged) - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.79%
T. Rowe Price International Bond Fund (USD Hedged) - I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.53%
T. Rowe Price International Bond Fund (USD Hedged) - Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.66%
Expenses (as a percentage of Assets)	2.39%
Fee Waiver or Reimbursement	(1.40%)	[10]
Net Expenses (as a percentage of Assets)	0.99%	[10]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 29, 2028
T. Rowe Price International Bond Fund (USD Hedged) - Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.51%)	[11]
Net Expenses (as a percentage of Assets)	0.00%	[11]

[1]	Restated to reflect current fees.
[2]	T. Rowe Price Associates, Inc., has contractually agreed to permanently pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.00% of the class’ average daily net assets. The agreement may only be terminated with approval by the fund’s Board of Directors and shareholders.
[3]	T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2028) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.15%. The agreement may only be terminated at any time after February 29, 2028, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.15%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[4]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.
[5]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.67%. The agreement may only be terminated at any time after February 28, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.67%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[6]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2027) to pay the operating expenses of the fund’s I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (I Class Operating Expenses), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. The agreement may only be terminated at any time after February 28, 2027, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the I Class Operating Expenses are below 0.05%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the I Class Operating Expenses (after the reimbursement is taken into account) to exceed the current expense limitation on I Class Operating Expenses (or the expense limitation in place at the time the amounts were waived or paid).
[7]	Restated to show maximum 12b-1 fee rate of 0.25%. Actual rate for the prior fiscal year was 0.23%.
[8]	T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2027) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 1.09%. The agreement may only be terminated at any time after February 28, 2027, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 1.09%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[9]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.
[10]	T. Rowe Price Associates, Inc., has contractually agreed (through February 29, 2028) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.99%. The agreement may only be terminated at any time after February 29, 2028, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement (and any applicable prior limitations) are subject to reimbursement to T. Rowe Price Associates, Inc., by the class whenever the class’ expense ratio is below 0.99%. However, the class will not reimburse T. Rowe Price Associates, Inc., more than three years from the date such amounts were initially waived or paid. The class may only reimburse T. Rowe Price Associates, Inc., if the reimbursement does not cause the class’ expense ratio (after the reimbursement is taken into account) to exceed the class’ current expense limitation (or the expense limitation in place at the time the amounts were waived or paid).
[11]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.